Pay vs Performance Disclosure number in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 05, 2022	Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based on:
Year(1)	Summary Compensation Table Total for Mr. Bandrowczak PEO(2)	Summary Compensation Table Total for Mr. Visentin PEO(2)	Compensation Actually Paid to Mr. Bandrowczak PEO (3)	Compensation Actually Paid Mr. Visentin PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Other NEOs(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	GAAP Net Income ($mil.)	Absolute Revenue ($mil.) (6)
2022	$8,561,267	$11,192,336	$4,746,408	$5,216,828	$2,937,424	$1,781,553	$46.50	$139.00	$(322)	$7,469
2021	—	$12,418,877	—	$5,930,335	$3,143,217	$1,917,400	$67.70	$193.58	$(455)	$7,038
2020	—	$18,144,360	—	$(1,775,843)	$3,499,776	$(2,071,276)	$66.39	$143.89	$192	$7,022

Company Selected Measure Name			Absolute Revenue
Named Executive Officers, Footnote [Text Block]	Steven Bandrowczak succeeded John Visentin as PEO in 2022 (on June 6, 2022 as interim CEO and on August 2, 2022 as CEO). John Visentin served as the PEO for the entirety of 2021 and 2020. Our Non-PEO NEOs for the applicable years were as follows:
• 2022: John Bruno, Xavier Heiss, Louis Pastor, and Joanne Collins Smee
• 2021: Steven Bandrowczak, Xavier Heiss, Michael Feldman, and Louis Pastor
• 2020: Steven Bandrowczak, William Osbourn, Jr., Xavier Heiss, Michael Feldman, Hervé Tessler, and

Louis Pastor

Peer Group Issuers, Footnote [Text Block]			“Peer Group” represents the S&P 500 Information Technology Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount				$ 12,418,877	$ 18,144,360
PEO Actually Paid Compensation Amount				5,930,335	(1,775,843)
Adjustment To PEO Compensation, Footnote [Text Block]

	2022			2021		2020
	Bandrowczak PEO	Visentin PEO	Average Non-PEO NEOs	Visentin PEO	Average Non-PEO NEOs	Visentin PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$8,561,267	$11,192,336	$2,937,424	$12,418,877	$3,143,217	$18,144,360	$3,499,776
Minus Change in Pension Value Reported in SCT for the Covered Year	—	—	—	—	—	—	$74,596
Plus Pension Value Service Cost for the Covered Year	—	—	—	—	—	—	—
Minus Stock Award Value & Option Award Value Reported in SCT for the Covered Year	$7,100,017	$10,000,047	$2,200,027	$10,000,023	$2,137,521	$16,000,092	$2,250,079
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$4,792,045	—	$1,510,502	$6,706,965	$1,433,632	$9,872,235	$1,141,356
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	($1,333,578)	($2,532,613)	($421,610)	($3,286,339)	($533,269)	($12,680,978)	($1,338,652)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	—	7,350,594	—	—	—	—	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	($173,309)	($793,442)	($44,736)	$90,855	$11,341	($1,111,368)	($1,570,788)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	—	—	—	—	—	—	$1,478,293
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—	—	—	—	—	—
Compensation Actually Paid	$4,746,408	$5,216,828	$1,781,553	$5,930,335	$1,917,400	$(1,775,843)	$(2,071,276)

In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Non-PEO NEO Average Total Compensation Amount			$ 2,937,424	3,143,217	3,499,776
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,781,553	1,917,400	(2,071,276)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022			2021		2020
	Bandrowczak PEO	Visentin PEO	Average Non-PEO NEOs	Visentin PEO	Average Non-PEO NEOs	Visentin PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$8,561,267	$11,192,336	$2,937,424	$12,418,877	$3,143,217	$18,144,360	$3,499,776
Minus Change in Pension Value Reported in SCT for the Covered Year	—	—	—	—	—	—	$74,596
Plus Pension Value Service Cost for the Covered Year	—	—	—	—	—	—	—
Minus Stock Award Value & Option Award Value Reported in SCT for the Covered Year	$7,100,017	$10,000,047	$2,200,027	$10,000,023	$2,137,521	$16,000,092	$2,250,079
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$4,792,045	—	$1,510,502	$6,706,965	$1,433,632	$9,872,235	$1,141,356
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	($1,333,578)	($2,532,613)	($421,610)	($3,286,339)	($533,269)	($12,680,978)	($1,338,652)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	—	7,350,594	—	—	—	—	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	($173,309)	($793,442)	($44,736)	$90,855	$11,341	($1,111,368)	($1,570,788)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	—	—	—	—	—	—	$1,478,293
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	—	—	—	—	—	—	—
Compensation Actually Paid	$4,746,408	$5,216,828	$1,781,553	$5,930,335	$1,917,400	$(1,775,843)	$(2,071,276)

In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and Non-PEO NEOs.
Compensation Actually Paid vs. Net Income [Text Block]
The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and our GAAP Net Income.

________
			(1)Full year 2022 and 2021 Net Loss includes an after-tax non-cash goodwill impairment charge of $395 million and $750 million, respectively.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and the Company’s Absolute Revenue for the applicable reporting year.

______
(1) For 2022, refer to the “Non-GAAP Financial Measures” section for a reconciliation of the non-GAAP financial measure or an explanation of the performance measure.

Tabular List [Table Text Block]

Absolute Revenue (CSM) (1)
Free Cash Flow(1)
Absolute Share Price(1)

Total Shareholder Return Amount			$ 46.5	67.7	66.39
Peer Group Total Shareholder Return Amount			139	193.58	143.89
Net Income (Loss)			$ (322,000,000)	$ (455,000,000)	$ 192,000,000
Company Selected Measure Amount			7,469	7,038	7,022
PEO Name	John Visentin	Steven Bandrowczak		John Visentin	John Visentin
Additional 402(v) Disclosure [Text Block]			Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (or “CAP”) to the Company’s principal executive officer (PEO) and non-PEO named executive officers (the Non-PEO NEOs), and certain aspects of the financial performance of the Company. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see our Compensation Discussion & Analysis.Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (SCT) for the applicable year in the case of our PEOs, Messrs. Bandrowczak and Visentin, and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs reported for the applicable year.Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our PEOs, Messrs. Bandrowczak and Visentin, and for the average of the Non-PEO NEOs is set forth in the Reconciliation of SCT to CAP Table below, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K.The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the named executive officers for 2022. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance stock units. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program.Refer to the “Non-GAAP Financial Measures” section for a reconciliation of the non-GAAP financial measure or an explanation of the performance measure.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Absolute Revenue (CSM) (1)
Non-GAAP Measure Description [Text Block]			Absolute Revenue is the company-selected MIP measure. For 2022, refer to the “Non-GAAP Financial Measures” section for a reconciliation of the non-GAAP financial measure or an explanation of the performance measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Free Cash Flow(1)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Absolute Share Price(1)
Steven Bandrowczak [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 8,561,267
PEO Actually Paid Compensation Amount			4,746,408
John Visentin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			11,192,336	$ 12,418,877	$ 18,144,360
PEO Actually Paid Compensation Amount			5,216,828	5,930,335	(1,775,843)
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				10,000,023	16,000,092
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				6,706,965	9,872,235
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				3,286,339	12,680,978
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				90,855	1,111,368
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Steven Bandrowczak [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Steven Bandrowczak [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Steven Bandrowczak [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,100,017
PEO [Member] | Steven Bandrowczak [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,792,045
PEO [Member] | Steven Bandrowczak [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,333,578
PEO [Member] | Steven Bandrowczak [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Steven Bandrowczak [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			173,309
PEO [Member] | Steven Bandrowczak [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Steven Bandrowczak [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | John Visentin [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | John Visentin [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | John Visentin [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,000,047
PEO [Member] | John Visentin [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | John Visentin [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,532,613
PEO [Member] | John Visentin [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,350,594
PEO [Member] | John Visentin [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			793,442
PEO [Member] | John Visentin [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | John Visentin [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	74,596
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,200,027	2,137,521	2,250,079
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,510,502	1,433,632	1,141,356
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			421,610	533,269	1,338,652
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			44,736	11,341	1,570,788
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	1,478,293
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0